November 10, 2016

VIA EDGAR

Filing Room

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	VanEck Vectors ETF Trust
Securities Act File No. 333-123257
Post-Effective Amendment No. 2,421
Investment Company Act File No. 811-10325
Amendment No. 2,425

Ladies and Gentlemen:

On behalf of VanEck Vectors ETF Trust (the “Trust”), attached herewith for filing is the above-referenced Post-Effective Amendment No. 2,421 (the “Amendment”) to the Trust’s Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, on Form N-1A. This filing relates to VanEck Vectors Green Bond ETF, a new series of the Trust, and should have no effect on the existing series of the Trust. No fees are required in connection with this filing.

Should you have any questions regarding the Amendment or the foregoing matters, please do not hesitate to contact me at (212) 293-2048 or Tiina E. Vaisanen at (212) 649-8727.

Very truly yours,

/s/ Matthew A. Babinsky
Matthew A. Babinsky

Van Eck Associates Corporation 666 Third Avenue, New York, NY 10017 Tel 212.293.2000 | Fax 212.293.2002	vaneck.com